Organization and Business Overview (Details) - USD ($)			6 Months Ended
		Aug. 14, 2024	Jun. 30, 2025	Jun. 06, 2025	Jan. 15, 2025	Dec. 31, 2024	Oct. 03, 2024	Sep. 30, 2024	Aug. 30, 2024	Jul. 31, 2024	Jul. 13, 2024	Apr. 20, 2012
Organization and Business Overview [Line Items]
Entity incorporated date			Jul. 13, 2024
Contract period			1 year
Authorized shares capital (in Dollars)			$ 50,000
Common stock share authorized	[1]		1,000,000,000			1,000,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.00005			$ 0.00005
Ordinary shares, shares issued	[1]		51,265,000			21,625,000
Mapcal Limited [Member] | Third Party [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued											1
Mr. Shek Kin Pong [Member]
Organization and Business Overview [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 1
Acquisitions share		1
Equity interest									89.00%
Mr. Shek Kin Pong [Member] | Third Party [Member]
Organization and Business Overview [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 1
Ordinary shares, shares issued											1
Mr. Shek Kin Pong [Member] | Shareholders [Member]
Organization and Business Overview [Line Items]
Equity interest									100.00%
Power Smart International Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued									889
Subsidiary equity interest percentage.									89.00%
Ocean Serene [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued									45
Cash (in Dollars)									$ 99,724
Subsidiary equity interest percentage.									4.50%
Paramount Fortune [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued									35
Cash (in Dollars)									$ 77,563
Subsidiary equity interest percentage.									3.50%
Prestige Leader [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued									30
Cash (in Dollars)									$ 66,483
Subsidiary equity interest percentage.									3.00%
Common Stock [Member]
Organization and Business Overview [Line Items]
Common stock share authorized											50,000
Ordinary shares, par value (in Dollars per share)			$ 1	$ 0.00005	$ 0.00005						$ 1
Ordinary shares, shares issued				5,000,000			2,110,000	1,000		1,000
Common Stock [Member] | Mapcal Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued											1
Common Stock [Member] | Mr. Shek Kin Pong [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued											1	10,000
Common Stock [Member] | Power Smart International Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued											1

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).